CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common shares, Amount
Beginning of year	$ (338.3)	$ 188.5	$ 121.5
Reduction of paid-up capital		(720.0)
Issuance of common shares	17.3		6.8
End of year	$ (230.8)	$ (338.3)	$ 188.5
Capital stock
Common shares, Number
Beginning of year	10,718,327	10,718,327
Issuance of common shares	20,958
End of year	10,739,285	10,718,327	10,718,327
Common shares, Amount
Beginning of year	$ 295.6	$ 1,015.6	$ 1,008.8
Reduction of paid-up capital		(720.0)
Issuance of common shares	17.3		6.8
End of year	$ 312.9	$ 295.6	$ 1,015.6